COMMITMENTS - Narrative (Details) t in Millions		6 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) t
Disclosure of commitments [line items]
Commitments in relation to associates		$ 537,000,000	$ 592,000,000
Commitments in relation to joint ventures		1,606,000,000	1,521,000,000
Provision of guarantees or collateral by entity, third party transactions		111,000,000	158,000,000
Pledges of property, plant and equipment		140,000,000	155,000,000
Supply commitment, remaining minimum amount committed		$ 163,000,000	215,000,000
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Notional amount	$ 5,146,000,000
Borrowings, term	10 years
7 billion bridge term facilities
Disclosure of commitments [line items]
Notional amount			7,000,000,000
Asset-based revolving credit facility | South Africa | Operating subsidiaries
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 179,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		88,000,000
Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		4,402,000,000	3,836,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral		219,000,000	293,000,000
Associates
Disclosure of commitments [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral		355,000,000	356,000,000
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		763,000,000	852,000,000
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		623,000,000	649,000,000
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		257,000,000	288,000,000
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		346,000,000	346,000,000
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		$ 263,000,000	232,000,000
Global Chartering Limited | Prime Shipping Investments Limited
Disclosure of commitments [line items]
Counter guarantee percentage		50.00%
ArcelorMittal Nippon Steel India Limited
Disclosure of commitments [line items]
Obligation to deliver follow-on funding			504,000,000
ArcelorMittal Nippon Steel India Limited | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		$ 3,088,000,000	2,571,000,000
ArcelorMittal Italia S.p.A
Disclosure of commitments [line items]
Industrial capital expenditure commitments, period		6 years
Ilva S.p.A.
Disclosure of commitments [line items]
Industrial capital expenditure commitments		$ 1,294,000,000	1,311,000,000
Environmental capital expenditure commitments		654,000,000	688,000,000
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of commitments [line items]
Contractual capital commitments		109,000,000	139,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of commitments [line items]
Contractual capital commitments		199,000,000	250,000,000
Total amount of investment program				$ 1,000,000,000
Contractual capital commitments investment program, term				3 years
Construction capacity of investment program (in tonnes) | t				2.5
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		$ 50,000,000
Maximum fine for non-compliance with agreement			$ 26,000,000